Putnam VT Small Cap Growth Fund
The fund's portfolio
3/31/25 (Unaudited)

COMMON STOCKS (98.6%)(a)
	Shares	Value
Aerospace and defense (2.3%)
Kratos Defense & Security Solutions, Inc.(NON)	9,405	$279,234
Leonardo DRS, Inc.	8,394	275,995
Rocket Lab USA, Inc.(NON)	8,730	156,092

		711,321
Automobile components (0.7%)
Modine Manufacturing Co.(NON)	595	45,666
Patrick Industries, Inc.	2,177	184,087

		229,753
Banks (1.6%)
Bancorp, Inc. (The)(NON)	9,290	490,884

		490,884
Biotechnology (7.6%)
ADMA Biologics, Inc.(NON)	15,475	307,024
Ascendis Pharma A/S ADR (Denmark)(NON)	1,297	202,150
Blueprint Medicines Corp.(NON)	1,060	93,821
Crinetics Pharmaceuticals, Inc.(NON)	3,245	108,837
Cytokinetics, Inc.(NON)	2,345	94,246
Halozyme Therapeutics, Inc.(NON)	8,145	519,732
Insmed, Inc.(NON)	5,020	382,976
Janux Therapeutics, Inc.(NON)	727	19,629
Madrigal Pharmaceuticals, Inc.(NON)	145	48,028
Rhythm Pharmaceuticals, Inc.(NON)	3,305	175,066
SpringWorks Therapeutics, Inc.(NON)	1,755	77,448
Vaxcyte, Inc.(NON)	2,705	102,141
Vericel Corp.(NON)	2,533	113,022
Viking Therapeutics, Inc.(NON)	1,710	41,297
Xenon Pharmaceuticals, Inc. (Canada)(NON)	2,466	82,734

		2,368,151
Building products (1.0%)
CSW Industrials, Inc.	1,088	317,174

		317,174
Capital markets (2.8%)
Hamilton Lane, Inc. Class A	1,400	208,138
Perella Weinberg Partners	9,920	182,528
StepStone Group, Inc. Class A	9,420	492,007

		882,673
Commercial services and supplies (5.6%)
ACV Auctions, Inc. Class A(NON)	10,695	150,693
Casella Waste Systems, Inc. Class A(NON)	5,325	593,791
Clean Harbors, Inc.(NON)	2,555	503,591
VSE Corp.	4,080	489,559

		1,737,634
Construction and engineering (4.1%)
Comfort Systems USA, Inc.	1,585	510,893
Construction Partners, Inc. Class A(NON)	3,485	250,467
Dycom Industries, Inc.(NON)	1,855	282,591
IES Holdings, Inc.(NON)	1,310	216,294

		1,260,245
Construction materials (3.2%)
Eagle Materials, Inc.	2,105	467,163
Knife River Corp.(NON)	5,675	511,942

		979,105
Consumer staples distribution and retail (1.4%)
Sprouts Farmers Market, Inc.(NON)	2,860	436,550

		436,550
Diversified consumer services (1.8%)
Duolingo, Inc.(NON)	865	268,617
Stride Inc(NON)	2,324	293,986

		562,603
Electronic equipment, instruments, and components (2.3%)
Fabrinet (Thailand)(NON)	1,280	252,813
Itron, Inc.(NON)	4,550	476,658

		729,471
Energy equipment and services (1.3%)
Archrock, Inc.	6,250	164,000
CES Energy Solutions Corp. (Canada)	44,260	227,597

		391,597
Financial services (0.4%)
Mr. Cooper Group, Inc.(NON)	1,105	132,158

		132,158
Ground transportation (0.7%)
Saia, Inc.(NON)	595	207,911

		207,911
Health care equipment and supplies (5.7%)
Integer Holdings Corp.(NON)	2,280	269,063
Lantheus Holdings, Inc.(NON)	3,270	319,152
Merit Medical Systems, Inc.(NON)	7,180	758,998
PROCEPT BioRobotics Corp.(NON)	2,612	152,175
UFP Technologies, Inc.(NON)	1,350	272,309

		1,771,697
Health care providers and services (5.1%)
Encompass Health Corp.	7,240	733,267
Ensign Group, Inc. (The)	4,365	564,831
Hims & Hers Health, Inc.(NON)	3,400	100,470
RadNet, Inc.(NON)	4,020	199,874

		1,598,442
Health care technology (0.1%)
Doximity, Inc. Class A(NON)	375	21,761

		21,761
Hotels, restaurants, and leisure (2.3%)
Planet Fitness, Inc. Class A(NON)	2,365	228,483
Texas Roadhouse, Inc.	2,950	491,559

		720,042
Household durables (1.0%)
Installed Building Products, Inc.	1,820	312,057

		312,057
Insurance (3.8%)
Baldwin Insurance Group, Inc. (The)(NON)	345	15,418
Kinsale Capital Group, Inc.	1,100	535,381
Skyward Specialty Insurance Group, Inc.(NON)	11,870	628,160

		1,178,959
Life sciences tools and services (0.9%)
Medpace Holdings, Inc.(NON)	905	275,744

		275,744
Machinery (4.5%)
Crane Co.	1,030	157,775
Federal Signal Corp.	5,225	384,299
RBC Bearings, Inc.(NON)	1,711	550,548
SPX Technologies, Inc.(NON)	2,365	304,565

		1,397,187
Marine transportation (1.5%)
Kirby Corp.(NON)	4,481	452,626

		452,626
Metals and mining (2.1%)
Carpenter Technology Corp.(S)	3,573	647,356

		647,356
Personal care products (2.0%)
BellRing Brands, Inc.(NON)	8,370	623,230

		623,230
Pharmaceuticals (3.7%)
Axsome Therapeutics, Inc.(NON)	2,350	274,081
Intra-Cellular Therapies, Inc.(NON)	2,550	336,396
Verona Pharma PLC ADR (United Kingdom)(NON)	8,740	554,903

		1,165,380
Professional services (4.3%)
Huron Consulting Group, Inc.(NON)	5,080	728,726
Parsons Corp.(NON)	4,905	290,425
Verra Mobility Corp.(NON)	14,553	327,588

		1,346,739
Real estate management and development (2.1%)
Colliers International Group, Inc. (Canada)	2,580	312,225
FirstService Corp. (Canada)	2,050	339,926

		652,151
Semiconductors and semiconductor equipment (3.5%)
Camtek, Ltd. (Israel)(S)	4,255	249,471
Credo Technology Group Holding, Ltd.(NON)	3,850	154,616
Nova, Ltd. (Israel)(NON)(S)	2,850	525,341
Onto Innovation, Inc.(NON)	130	15,774
Rambus, Inc.(NON)	2,895	149,889

		1,095,091
Software (12.4%)
ACI Worldwide, Inc.(NON)	12,100	661,991
Agilysys, Inc.(NON)	3,035	220,159
Clearwater Analytics Holdings, Inc. Class A(NON)	8,860	237,448
CommVault Systems, Inc.(NON)	1,295	204,299
Descartes Systems Group, Inc. (The) (Canada)(NON)	6,410	646,320
GitLab, Inc. Class A(NON)	2,580	121,260
Intapp, Inc.(NON)	4,149	242,219
Manhattan Associates, Inc.(NON)	295	51,047
Pegasystems, Inc.	3,365	233,935
Q2 Holdings, Inc.(NON)	3,950	316,040
SPS Commerce, Inc.(NON)	1,920	254,842
Vertex, Inc. Class A(NON)	17,025	596,045
Zeta Global Holdings Corp. Class A(NON)	5,695	77,224

		3,862,829
Specialty retail (3.6%)
Aritzia, Inc. (Canada)(NON)	6,360	223,542
Boot Barn Holdings, Inc.(NON)	2,980	320,141
Murphy USA, Inc.	1,255	589,612

		1,133,295
Trading companies and distributors (3.2%)
Applied Industrial Technologies, Inc.	2,729	614,953
FTAI Aviation, Ltd.	3,390	376,389

		991,342

Total common stocks (cost $23,530,970)		$30,683,158

SHORT-TERM INVESTMENTS (4.6%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 4.56%(AFF)	833,785	$833,785
Putnam Short Term Investment Fund Class P 4.53%(AFF)	611,121	611,121

Total short-term investments (cost $1,444,906)		$1,444,906
TOTAL INVESTMENTS

Total investments (cost $24,975,876)		$32,128,064

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2025 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam VT Small Cap Growth Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $31,117,932.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/25
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$356,305	$2,104,030	$1,626,550	$4,733	$833,785
	Putnam Short Term Investment Fund Class P‡	314,756	2,179,855	1,883,490	4,815	611,121

	Total Short-term investments	$671,061	$4,283,885	$3,510,040	$9,548	$1,444,906
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $833,785 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $815,140.
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$2,957,750	$—	$—
Consumer staples	1,059,780	—	—
Energy	391,597	—	—
Financials	2,684,674	—	—
Health care	7,201,175	—	—
Industrials	8,422,179	—	—
Information technology	5,687,391	—	—
Materials	1,626,461	—	—
Real estate	652,151	—	—

Total common stocks	30,683,158	—	—
Short-term investments	—	1,444,906	—

Totals by level	$30,683,158	$1,444,906	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com